Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

June 29, 2018

VIA EDGAR

Frank Buda, Attorney-Adviser

Division of Investment Management, Disclosure Review Office No. 3

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)
Post-Effective Amendment No. 156 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 156 (“Amendment No. 156”) to the above referenced registration statement filed on behalf of Great-West Funds, Inc. pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 156 is to update Great-West Funds, Inc.’s registration statement to reflect the addition of two new class shares to the five Great-West Core Strategies funds, which are each a series of Great-West Funds, Inc. Amendment No. 156 is not intended to amend or delete any part of the registration statement, except as noted therein.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 156 to Mr. Frank Buda in the Division of Investment Management, Disclosure Review Office No. 3.

Please direct any question or comment regarding Amendment No. 156 to me at (303) 737-3011 or to Ryan L. Logsdon at (303) 737-4675.

Sincerely,

/s/ Cara B. Owen

Cara B. Owen

Senior Counsel & Assistant Secretary

Enclosures

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129